UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                      Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Investment Management Limited
Address: 1 St James's Square
         London SW1Y 4PD
         England

Form 13F File Number:  28-05357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dr. Byron E. Grote
Title: Chief Financial Officer and Executive Director
Phone: 020 7496 4263

Signature, Place, and Date of Signing:

/s/ Byron Grote      London, UK            August 9, 2010
-----------------    --------------        ------------------
[Signature]          [City,State]          [Date]

Note: Form 13F-NT filings of BP Investment Management Limited for quarters since June 30, 2004 have been incorrectly filed under BP plc (CIK 0000313807). Submissions are being made to correctly file each previously misfiled 13F-NT under the CIK for BP Investment Management Limited (CIK 0001105793).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name

28-05353                           BP p.l.c.